Property, plant and equipment	12 Months Ended
Dec. 31, 2011
Property, plant and equipment
6.	Property, plant and equipment

Property, plant and equipment consist of the following:

2011
	Cost	Accumulated depreciation	Net book value
Generation
Renewable	$527,922	$132,779	$395,143
Thermal	194,080	78,776	115,304
Distribution
Water & wastewater	239,190	48,716	190,474
Electricity	154,154	2,636	151,518
Land	12,203	—	12,203
Equipment	50,823	23,429	27,394
Construction in progress	53,920	—	53,920

	$1,232,292	$286,336	$945,956

2010
	Cost	Accumulated depreciation	Net book value
Generation
Renewable	$527,407	$114,780	$412,627
Thermal	191,138	69,816	121,322
Distribution
Water & wastewater	219,744	41,840	177,904
Electricity	—	—	—
Land	11,976	—	11,976
Equipment	48,720	21,309	27,411
Construction in progress	10,500	—	10,500

	$1,009,485	$247,745	$761,740

Generation assets are those used to generate electricity. These assets include hydroelectric, wind and thermal generation stations, turbines, dams, reservoirs and other related equipment.

Electricity distribution assets are those used to distribute electricity within a specific geographic service territory to end users of electricity. These assets include poles, towers and fixtures, low-voltage wires, transformers, overhead and underground conductors, street lighting, meters, metering equipment and other related equipment.

Water and waste water assets are those used to distribute water and collect wastewater. These assets include treating facilities and equipment, network of supply mains, pipes and canals, pumps and related generation equipment, meters, hydrants, collecting sewers and other related equipment.

Equipment assets include equipment, vehicles, inventory and information technology assets.

Renewable generation assets include cost of $94,606 (2010 - $94,606) and accumulated depreciation of $30,264 (2010 - $27,962) related to facilities under capital lease or owned by consolidated variable interest entities. Depreciation expense of facilities under capital lease was $2,302 (2010 - $2,536). Contributions received in aid of construction of $3,968 (2010 - $3,731) have been credited to the cost of the distribution assets. Water and wastewater distribution assets include expansion costs of $1,000 on which the Company does not currently earn a return.

Equipment includes cost of $4,227 (2010 - $4,402) and accumulated depreciation of $2,079 (2010 - $2,149) related to equipment under capital lease. Depreciation expense of equipment under capital lease was $282 (2010 - $292).

In December 2011, APCo wrote down its investment in a small hydro facility and recognized an impairment charge on property, plant and equipment of $1,370 (2010 - $1,836) representing the difference between the carrying value of the assets and their estimated fair value. The fair value of the facilities was estimated based on prior transactions involving sales of comparable facilities and management’s best estimates. Subsequent to the year end the Company entered into an agreement to sell certain small hydro facilities located in the U.S for gross proceeds of $200. As a result, the Company wrote down its investment in these hydro facilities to fair value, less costs associated with the sale, and recognized a charge on property, plant and equipment of $662 (2010 - $656).

In December 2011, Liberty Utilities (South) wrote down $1,058 from facilities assets based on regulatory decisions in 2011 that these costs are not capitalizable for rate-base purposes.